Cash Flow Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Condensed Consolidating Statement Of Cash Flows [Line Items]
Interest, net of amounts capitalized	$ 4,491	$ 4,429	$ 2,122